14. STOCK HOLDERS' EQUITY (Details 1) (USD $)	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Exercise Price	$ 7.77
Warrants Outstanding	2,015,700
Weighted Average Life of Outstanding Warrants In Months	29 years
Exercise Price Option1
Exercise Price	$ 10	$ 5.00
Warrants Outstanding	973,000	10,600
Weighted Average Life of Outstanding Warrants In Months	25 years	58 months
Date of Expiration	7/31/2016	2018-10-31
ExercisePriceOption2
Exercise Price	$ 5	$ 1.00
Warrants Outstanding	42,700	973,000
Weighted Average Life of Outstanding Warrants In Months	53 years	31 months
Date of Expiration	2018-10-31	2016-07-31
ExercisePriceOption3
Exercise Price	$ 5.5	$ 1.04
Warrants Outstanding	1,000,000	983,600
Weighted Average Life of Outstanding Warrants In Months	31 years	31 months
Date of Expiration	1/21/2017